Investments - Changes in equity investments at FVTOCI and accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated other comprehensive income (loss)
Balance at beginning	$ (282.0)
Income tax expense	(106.0)	$ (6.2)
Currency translation adjustment	91.2	(131.3)
Balance at ending	430.5	(282.0)
FVTOCI
Financial assets at fair value through other comprehensive income [abstract]
Balance at beginning	324.8	246.4
Cost of additions	76.1	103.2
Held during the year	717.3	38.5
Disposed during the year	85.0	8.1
Disposals	(127.1)	(45.5)
Impact of foreign exchange	29.2	(25.9)
Balance at ending	1,105.3	324.8
Equity investments at FVTOCI
Balance at beginning	324.8	246.4
Held during the year	717.3	38.5
Disposed during the year	85.0	8.1
Gain on changes in the fair value of equity investments at FVTOCI	802.3	46.6
Additions	76.1	103.2
Disposals	(127.1)	(45.5)
Impact of foreign exchange	29.2	(25.9)
Balance at ending	1,105.3	324.8
Accumulated other comprehensive income (loss)
Balance at beginning	(282.0)	(192.0)
Held during the period	717.3	38.5
Disposed during the period	85.0	8.1
Income tax expense	(106.0)	(6.2)
Gain on changes in the fair value of equity investments at FVOCI	696.3	40.4
Transfers within equity following disposal	(75.0)	0.9
Currency translation adjustment	91.2	(131.3)
Balance at ending	$ 430.5	$ (282.0)